Summary of significant accounting policies (Details Narrative)		1 Months Ended			12 Months Ended
	May 20, 2021 shares	Oct. 31, 2025 shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2022 shares
Property, Plant and Equipment [Line Items]
Net loss | €					€ 6,529,827	€ 8,912,495	€ 11,645,455
Other comprehensive income | €					(77,565)	142,196	199,131
Total comprehensive loss | €					6,452,262	€ 9,054,691	€ 11,446,324
Ordinary shares, issued						18,289,866	18,216,958		23,432,183
Number of common stock outstanding						18,289,866	18,216,958		23,432,183
Ordinary shares, reserved						1,800,000	1,800,000		2,300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number						970,308	586,923		1,890,729	540,523
Cumulative translation adjustment | €					70,400	€ 23,400	€ 15,800
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €					€ 3,000,000.0	€ 3,800,000	€ 4,100,000
Grant term					10 years
Number of shares available for issuance						858,678	1,234,772		452,490
Offering cost | €									€ 1,100,000
ATM Offering Costs [Member]
Property, Plant and Equipment [Line Items]
Offering cost | €						€ 200,000	€ 300,000		12,918
Remaining offering cost | €									€ 1,057,408
Deferred due to diligence costs | €						200,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss | €
Number of shares outstanding						18,289,866	18,216,958		23,432,183	18,216,858
Number of warrants issued to the underwriters		4,285,715	856,602	72,908	5,142,317	72,908	100
Maximum [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €							€ 5,000,000.0
Maximum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Authorized share	2,700,000
Number of shares available for issuance									2,700,000
Number of shares outstanding									27,000,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Underwriters ordinary shares, warrants					1,900,000	1,900,000	1,900,000
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Underwriters ordinary shares, warrants					23,502	23,502	23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									1,900,000
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of authorized ordinary shares									2,343,218
Ordinary shares outstanding percentage					10.00%
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters					23,502
Exercise price | $ / shares								$ 14.375
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares, reserved									2,300,000